                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06515

                      Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                    10020
   (Address of principal executive offices)                      (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

PRINCIPAL
AMOUNT IN                                                    COUPON     MATURITY
THOUSANDS                                                     RATE        DATE          VALUE
----------                                                  --------    --------   ---------------

             GOVERNMENT & CORPORATE BONDS (113.1%)
             FOREIGN (26.1%)
             ARGENTINA (0.4%)
             Government Obligations
$      940   Republic of Argentina (c)                       11.750     04/07/09           296,100
        90   Republic of Argentina (c)                       11.375     03/15/10            28,350
        70   Republic of Argentina (c)                       11.750     06/15/15            22,400
       135   Republic of Argentina (c)                       11.375     01/30/17            43,942
       994   Republic of Argentina (c)                        6.000     03/31/23           511,020
       240   Republic of Argentina (c)                        2.438     03/31/23           123,983
     1,060   Republic of Argentina (c)                        3.530     04/10/05           371,000
                                                                                   ---------------
             TOTAL ARGENTINA                                                             1,396,795
                                                                                   ---------------

             AUSTRALIA (0.1%)
             Other Metals/Minerals (0.0%)
       495   Murrin Murrin Holdings Property Ltd. (c)         9.375     08/31/07                49
                                                                                   ---------------
             Property - Casualty Insurers (0.1%)
       430   Mantis Reef Ltd. - 144A*                         4.692     11/14/08           427,112
                                                                                   ---------------
             TOTAL AUSTRALIA                                                               427,161
                                                                                   ---------------
             AUSTRIA (1.9%)
             Government Obligations
EUR  5,800   Austrian Government Bond                          3.40     10/20/04         6,990,485
                                                                                   ---------------
             BELGIUM (0.3%)
             Cable/Satellite TV
$    1,595   Telenet Group Holding NV - 144A*               11.50++     06/15/14         1,040,737
                                                                                   ---------------
             BERMUDA (0.0%)
             Personnel Services
EUR    100   Adecco Financial Services                         6.00     03/15/06           125,095
                                                                                   ---------------
             BRAZIL (1.9%)
             Government Obligations
$    2,744   Federal Republic of Brazil                        8.00     04/15/14         2,610,406
       320   Federal Republic of Brazil                        6.00     04/15/24           256,252
       895   Federal Republic of Brazil                       8.875     04/15/24           762,540
     1,190   Federal Republic of Brazil                       11.00     08/17/40         1,167,687
       860   Federal Republic of Brazil                       11.25     07/26/07           946,430
       970   Federal Republic of Brazil                       14.50     10/15/09         1,171,275
                                                                                   ---------------
             TOTAL BRAZIL                                                                6,914,590
                                                                                   ---------------
             BULGARIA (0.2%)
             Government Obligations
       730   Federal Republic of Bulgaria                      8.25     01/15/15           869,599
                                                                                   ---------------
             CANADA (2.7%)
             Aerospace & Defense (0.0%)
EUR     65   Bombardier Capital                               6.125     05/14/07            76,139
                                                                                   ---------------
             Containers/Packaging (0.1%)
$      380   Norampac, Inc.                                    6.75     06/01/13           383,800
                                                                                   ---------------

             Drugstore Chains (0.3%)
       225   Jean Coutu Group PJC Inc.- 144A*                 7.625     08/01/12           227,812
       725   Jean Coutu Group PJC Inc.- 144A*                  8.50     08/01/14           722,281
                                                                                   ---------------
                                                                                           950,093
                                                                                   ---------------
             Forest Products (0.4%)
     1,230   Tembec Industries Inc.                            8.50     02/01/11         1,279,200

             Government Obligations (0.4%)
CAD  1,100   Canada Government Bond                            5.50     06/01/09           873,915
       800   Canadian Government Bond                          3.00     06/01/06           599,414
                                                                                   ---------------
                                                                                         1,473,329
                                                                                   ---------------
             Integrated Oil (0.0%)
$      110   Petro-Canada                                      5.35     07/15/33            95,379
                                                                                   ---------------
             Movies/Entertainment (0.1%)
       470   Alliance Atlantis Communications, Inc.           13.00     12/15/09           515,825
                                                                                   ---------------

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

             Oil & Gas Production (0.0%)
       150   Nexen Inc.                                        5.05     11/20/13           145,647
                                                                                   ---------------
             Oilfield Services/Equipment (0.2%)
       690   CHC Helicopter Corp. - 144A*                     7.375     05/01/14           691,725
                                                                                   ---------------
             Other Metals/Minerals (0.2%)
       710   Inco Ltd.                                         7.20     09/15/32           757,896
       120   Inco Ltd.                                         7.75     05/15/12           137,188
                                                                                   ---------------
                                                                                           895,084
                                                                                   ---------------
             Publishing: Newspapers (0.4%)
     1,135   Hollinger Participation Trust- 144A*           12.125+     11/15/10         1,333,786
                                                                                   ---------------
             Pulp & Paper (0.2%)
       850   Abitibi-Consolidated, Inc.                        6.00     06/20/13           775,625
                                                                                   ---------------
             Telecommunication Equipment (0.4%)
       660   Nortel Networks Ltd.                             6.125     02/15/06           662,475
       675   Nortel Networks Ltd.(Conv.)                       4.25     09/01/08           643,781
                                                                                   ---------------
                                                                                         1,306,256
                                                                                   ---------------
             TOTAL CANADA                                                                9,921,888
                                                                                   ---------------
             CAYMAN ISLANDS (0.0%)
             Tobacco
EUR     90   Altria Finance Ltd.                              5.625     06/24/08           112,384
                                                                                   ---------------
             CHILE (0.3%)
             Oil & Gas Production
$      990   Empresa Nacional de Petroleo                      6.75     11/15/12         1,073,057
                                                                                   ---------------
             COLOMBIA (0.2%)
             Government Obligations
       697   Republic of Columbia                              9.75     04/09/11           786,035
                                                                                   ---------------
             DENMARK (0.2%)
             Finance/Rental/Leasing
DKK  1,884   Realkredit Denmark                                6.00     10/01/29           315,841
     2,251   Unikredit Realkredit                              5.00     10/01/29           368,897
                                                                                   ---------------
             TOTAL DENMARK                                                                 684,738
                                                                                   ---------------
             FRANCE (1.1%)
             Chemicals: Specialty (0.2%)
$      795   Rhodia SA  - 144A*                               8.875     06/01/11           687,675
                                                                                   ---------------
             Government Obligations (0.8%)
EUR  2,300   France (Republic of)                              6.50     04/25/11         3,196,113
                                                                                   ---------------
             Telecommunication Equipment (0.1%)
$       70   France Telecom S.A.                               9.50     03/01/31            89,383
EUR     70   France Telecom                                   7.000     12/23/09            95,362
        90   France Telecom                                   8.125     01/28/33           139,209
                                                                                   ---------------
                                                                                           323,954
                                                                                   ---------------
             Water Utilities (0.0%)
       100   Gie Suez Alliance                                5.500     02/20/09           128,235
       120   Veolia Environment                               5.875     06/27/08           155,587
                                                                                   ---------------
                                                                                           283,822
                                                                                   ---------------
             TOTAL FRANCE                                                                4,491,564
                                                                                   ---------------
             GERMANY (2.9%)
             Cable/Satellite TV (0.3%)
$    1,000   Kabel Deutschland - 144A*                       10.625     07/01/14         1,030,000
                                                                                   ---------------
             Government Obligations (2.4%)
EUR  2,650   Germany (Federal Republic of)                    7.375     01/03/05         3,253,258
     3,890   Germany (Federal Republic of)                    6.250     01/04/24         5,600,637
        45   Deutscheland Republic                            4.500     07/04/09            56,504
                                                                                   ---------------
                                                                                         8,910,399
                                                                                   ---------------
             Major Banks (0.0%)
        90   Deutsche Bank AG                                 5.125     01/31/13           112,425
                                                                                   ---------------
             Medical Specialties (0.2%)
$      295   VWR International - 144A*                        6.875     04/15/12           299,425
       365   VWR International - 144A*                         8.00     04/15/14           374,125
                                                                                   ---------------
                                                                                           673,550
                                                                                   ---------------
             TOTAL GERMANY                                                              10,726,374
                                                                                   ---------------

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

             IRELAND (0.3%)
             Investment Managers
      1,035  JSG Funding PLC                                  9.625     10/01/12         1,164,375
                                                                                   ---------------
             ISRAEL (0.3%)
             Electrical Products
      1,144  Ormat Funding Corp. - 144A*                       8.25     12/30/20         1,092,236
                                                                                   ---------------
             ITALY (0.0%)
             Telecommunications
         95  Telecom Italia Capital - 144A**                   4.00     11/15/08            93,979
                                                                                   ---------------
             IVORY COAST (0.0%)
             Government Obligations
        470  Ivory Coast (c)                                   2.00     03/29/18            70,918
                                                                                   ---------------
             JAPAN (3.1%)
             Government Obligations
JPY 214,500  Japan (Government of)                             0.80     03/20/13         1,793,597
    995,000  Japan (Government of)                             0.10     04/20/05         8,953,532
     75,000  Japan (Government of)                             0.10     12/20/05           674,572
                                                                                   ---------------
             TOTAL JAPAN                                                                11,421,701
                                                                                   ---------------
             KYRGYZSTAN (0.2%)
             Industrial Conglomerates
EUR      45  Hutchison Whampoa Finance                        5.875     07/08/13            55,603
$       515  Hutchison Whampoa International Ltd. - 144A*      6.50     02/13/13           521,161
        100  Hutchison Whampoa International Ltd. - 144A*      5.45     11/24/10            99,512
                                                                                   ---------------
             TOTAL KYRGYZSTAN                                                              676,276
                                                                                   ---------------
             LUXEMBOURG (0.1%)
             Chemicals: Agricultural (0.1%)
EUR     130  Sygenta Lux Finance                               5.50     07/10/06           163,735
                                                                                   ---------------
             Industrial Conglomerates (0.0%)
         40  Tyco International Group S.A.                    6.125     04/04/07            51,430
                                                                                   ---------------
             TOTAL LUXEMBOURG                                                              215,165
                                                                                   ---------------
             MALAYSIA (0.4%)
             Government Obligations
$     1,170  Malaysia                                          8.75     06/01/09         1,389,141
                                                                                   ---------------
             MEXICO (1.8%)
             Government Obligations (1.4%)
        250  United Mexican States Corp.                       8.00     09/24/22           268,125
      2,090  United Mexican States Corp.                      8.375     01/14/11         2,398,275
        420  United Mexican States Corp.                      8.125     12/30/19           464,100
        340  United Mexican States Corp.                     10.375     02/17/09           415,140
        530  United Mexican States Corp.                     11.375     09/15/16           752,600
        580  United Mexican States Corp.                      11.50     05/15/26           823,020
                                                                                   ---------------
                                                                                         5,121,260
                                                                                   ---------------
             Oil & Gas Production (0.2%)
        550  Petroleos Mexicanos Ser P (Issued 09/15/99)       9.50     09/15/27           644,875
                                                                                   ---------------
             Oilfield Services/Equipment (0.2%)
        410  Petroleos Mexicanos Ser P (Issued 09/18/97)       9.50     09/15/27           474,575
        410  Petroleos Mexicanos                              8.625     12/01/23           436,650
                                                                                   ---------------
                                                                                           911,225
                                                                                   ---------------
             TOTAL MEXICO                                                                6,677,360
                                                                                   ---------------
             NETHERLANDS (0.4%)
             Electric Utilities (0.0%)
EUR      10  RWE Finance BV                                    5.50     10/26/07            12,815
                                                                                   ---------------
             Life/Health Insurance( 0.1%)
        140  Munich Re Finance BV                              6.75     06/21/23           186,765
                                                                                   ---------------
             Other Transportation (0.1%)
        150  Fixed Link Holding Finance                        5.75     02/02/09           189,751
                                                                                   ---------------
             Publishing: Books/Magazines (0.0%)
        120  VNU N.V.                                         6.625     05/30/07           156,099
                                                                                   ---------------
             Telecommunications (0.2%)
$       170  Deutsche Telekom International Finance Corp.      8.75     06/15/30           211,791

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

EUR     170  Deutsche Telekom International Finance Corp.     8.125     05/29/12           250,071
        195  Olivetti Finance N.V.                            5.875     01/24/08           250,901
        100  TPSA Eurofinance BV                              6.625     03/01/06           126,784
                                                                                   ---------------
                                                                                           839,547
                                                                                   ---------------
             TOTAL NETHERLANDS                                                           1,384,977
                                                                                   ---------------
             NIGERIA (0.2%)
             Government Obligations
$       750  Central Bank of Nigeria                           6.25     11/15/20           671,250
                                                                                   ---------------
             PANAMA (0.3%)
             Government Obligations
        440  Republic of Panama                               9.375     04/01/29           488,400
        380  Republic of Panama                               9.625     02/08/11           428,450
                                                                                   ---------------
             TOTAL PANAMA                                                                  916,850
                                                                                   ---------------
             PERU (0.3%)
             Government Obligations
        170  Republic of Peru                                 8.375     05/03/16           162,350
        475  Republic of Peru                                 9.875     02/06/15           511,811
        350  Republic of Peru                                 4.500     03/07/17           290,435
                                                                                   ---------------
             TOTAL PERU                                                                    964,596
                                                                                   ---------------
             PHILIPPINES (0.6%)
             Government Obligations
        500  Republic of Philippines                          9.875     01/15/19           517,500
      1,320  Republic of Philippines                          8.875     03/17/15         1,326,600
        310  Republic of Philippines                           9.00     02/15/13           317,750
                                                                                   ---------------
             TOTAL PHILIPPINES                                                           2,161,850
                                                                                   ---------------
             QATAR (0.2%)
             Gas Distributors (0.1%)
        215  Ras Laffan Liquid Natural Gas Co. - 144A*        8.294     03/15/14           245,100
                                                                                   ---------------
             Government Obligations (0.1%)
        300  State of Qatar                                    9.75    6/15/1930           417,000
                                                                                   ---------------
             TOTAL QATAR                                                                   662,100
                                                                                   ---------------
             RUSSIA (2.6%)
             Government Obligations
        870  Federal Republic of Russia                        8.25     03/31/10           937,369
      5,210  Federal Republic of Russia                        5.00     03/31/30         4,796,326
      1,390  Federal Republic of Russia                       12.75     06/24/28         2,033,221
      1,256  Federal Republic of Russia                       11.00     07/24/18         1,590,674
                                                                                   ---------------
             TOTAL RUSSIA                                                                9,357,590
                                                                                   ---------------
             SOUTH KOREA (0.7%)
             Financial Conglomerates
      1,050  Citigroup Inc. - 144A*                            5.30     10/05/05         1,040,445
      1,400  Citigroup Inc. - 144A*                            5.30     10/05/05         1,393,140
                                                                                   ---------------
             TOTAL SOUTH KOREA                                                           2,433,585
                                                                                   ---------------
             SWEDEN (0.1%)
             Government Obligations
SEK   2,125  Swedish Government Bond                           5.00     01/28/09           289,688
                                                                                   ---------------
             TUNISIA (0.1%)
             Regional Banks
$       200  Banque Centrale de Tunisie                       7.375     04/25/12           220,500
                                                                                   ---------------
             TURKEY (0.8%)
             Government Obligations
      1,520  Republic of Turkey                               11.00     01/14/13         1,759,400
        585  Republic of Turkey                               11.50     01/23/12           688,837
        400  Republic of Turkey                              11.875     01/15/30           512,000
                                                                                   ---------------
             TOTAL TURKEY                                                                2,960,237
                                                                                   ---------------
             UKRAINE ( 0.2%)
        560  Ukraine Government                               5.361     8/5/2009           565,600
                                                                                   ---------------
             UNITED KINGDOM (0.5%)
             Advertising/Marketing Services (0.2%)
        580  WPP Finance Corp. - 144A*                        5.875     06/15/14           589,515
EUR     150  WPP Group PLC                                     6.00     06/18/08           193,450
                                                                                   ---------------
                                                                                           782,965
                                                                                   ---------------
             Aerospace & Defense (0.1%)
$       368  Dunlop Standard Aerospace Holdings PLC - 144A*  11.875     05/15/09           391,920
                                                                                   ---------------

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

             Chemicals: Specialty (0.1%)
        390  Avecia Group PLC                                 11.00     07/01/09           300,300
                                                                                   ---------------
             Electric Utilities (0.0%)
EUR     120  National Grid Transco                             5.00     07/02/18           139,493
                                                                                   ---------------

             Life/Health Insurance (0.0%)
        100  SL Finance PLC                                   6.375     07/12/22           130,124
                                                                                   ---------------
             Tobacco (0.1%)
        180  BAT International Finance PLC                    4.875     02/25/09           222,021
                                                                                   ---------------
             TOTAL UNITED KINGDOM                                                        1,966,823
                                                                                   ---------------
             VENEZUELA (0.7%)
             Government Obligations
$     1,720  Federal Republic of Venezuela                    10.75     09/19/13         1,786,971
        680  Republic of Venezuela                             9.25     09/15/27           606,560
                                                                                   ---------------
             TOTAL VENEZUELA                                                             2,393,531
                                                                                   ---------------
             TOTAL FOREIGN (Cost $91,877,270)                                           95,310,830
                                                                                   ---------------
             UNITED STATES ( 87.0%)
             CORPORATE BONDS (38.5%)
             Advertising/Marketing Services (0.6%)
      1,191  Advanstar Communications, Inc.                 8.75***     08/15/08         1,256,505
        610  Interep National Radio Sales, Inc. (Series B)    10.00     07/01/08           491,812
        340  Vertis  Inc.-144A                                13.50     12/07/09           348,500
                                                                                   ---------------
                                                                                         2,096,817
                                                                                   ---------------
             Aerospace & Defense (0.2%)
        245  Raytheon Co.                                      4.85     01/15/11           245,703
         70  Raytheon Co.                                      8.30     03/01/10            82,670
        349  Systems 2001 Asset Trust - 144A*                 6.664     09/15/13           377,662
                                                                                   ---------------
                                                                                           706,035
                                                                                   ---------------
             Air Freight/Couriers (0.1%)
        185  Fedex Corp.                                       7.25     02/15/11           209,327
         95  Fedex Corp. - 144A*                               2.65     04/01/07            92,715
                                                                                   ---------------
                                                                                           302,042
                                                                                   ---------------
             Airlines (0.1%)
        122  American West Airlines                            7.10     04/02/21           129,597
        101  Continental Airlines, Inc.                       6.545     02/02/19            95,463
        217  Continental Airlines, Inc.                       6.648     09/15/17           202,132
         95  Southwest Airlines Co.                           5.496     11/01/06            98,790
                                                                                   ---------------
                                                                                           525,982
                                                                                   ---------------
             Alternative Power Generation (0.2%)
        975  Calpine Corp. - 144A*                             8.50     07/15/10           789,750
                                                                                   ---------------
             Apparel/Footwear (0.1%)
        335  Oxford Industries Inc. - 144A*                   8.875     06/01/11           358,450
                                                                                   ---------------
             Auto Parts: O.E.M. (0.2%)
        795  TRW Automotive, Inc.                             9.375     02/15/13           910,275
                                                                                   ---------------
             Automotive Aftermarket (0.2%)
        605  Tenneco Automotive, Inc. (Series B)             11.625     10/15/09           651,887
                                                                                   ---------------
             Banking (0.2%)
AUD   1,000  KFW International Inc.                            6.25     07/15/05           706,770
                                                                                   ---------------
             Broadcasting (0.3%)
$       295  Clear Channel Communications, Inc.                7.65     09/15/10           334,047
        265  Granite Broadcasting Corp.                        9.75     12/01/10           243,800
        328  Salem Communications Holdings Corp. (Series B)    9.00     07/01/11           360,800
                                                                                   ---------------
                                                                                           938,647
                                                                                   ---------------
             Building Products (1.1%)
      1,590  Associated Materials Inc. - 144A*              11.25++     03/01/14         1,120,950
        195  Brand Services Inc.                              12.00     10/15/12           225,225
        175  Interface Inc.                                    7.30     04/01/08           173,250
        910  Interface Inc. - 144A*                            9.50     02/01/14           919,100
      1,440  Nortek Holdings, Inc. - 144A*                  10.00++     05/15/11         1,211,040
        295  WII Components, Inc. - 144A*                     10.00     02/15/12           294,262
                                                                                   ---------------
                                                                                         3,943,827
                                                                                   ---------------
             Cable/Satellite Tv (1.4%)
        246  Avalon Cable LLC                                11.875     12/01/08           261,143
      1,345  Charter Communications Holdings LLC              10.75     10/01/09         1,089,450
        755  Comcast Cable Communications Inc.                 6.75     01/30/11           823,475
        315  Comcast Corp.                                     6.50     01/15/15           332,058
        220  Directv Holdings/Finance                         8.375     03/15/13           247,500
        730  Echostar DBS Corp.                               6.375     10/01/11           728,175
        369  Echostar DBS Corp.                               9.125     01/15/09           406,822
        822  Knology, Inc. - 144A* (d)                       12.00+     11/30/09           768,124
         75  Pegasus Communications Corp. (Series B)(c)        9.75     12/01/06            42,000
        290  Pegasus Satellite Communications Inc. (a)(c)    12.375     08/01/06           160,950

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

        290  Renaissance Media Group LLC                      10.00     04/15/08           299,425
                                                                                   ---------------
                                                                                         5,159,122
                                                                                   ---------------
             Casino/Gaming (1.8%)
        370  Global Cash Access - 144A*                        8.75     03/15/12           389,425
        915  Harrah's Operating Co., Inc.                     7.875     12/15/05           968,756
        790  Harrah's Operating Co., Inc. - 144A*              5.50     07/01/10           791,405
        500  Isle of Capri Casinos                             7.00     03/01/14           478,125
      1,230  MGM MIRAGE                                        6.00     10/01/09         1,226,925
        937  Park Place Entertainment                         8.875     09/15/08         1,044,755
      3,904  Resorts At Summerlin LP/Ras Co. (Series B)(a)(c) 13.00     12/15/07                 0
        970  Station Casinos, Inc.                             6.00     04/01/12           950,600
        485  Venetian Casino/LV Sands                         11.00     06/15/10           555,325
                                                                                   ---------------
                                                                                         6,405,316
                                                                                   ---------------
             Chemicals: Major Diversified (0.8%)
      1,020  Equistar Chemical Funding                       10.125     09/01/08         1,123,275
        105  Equistar Chemical Funding                       10.625     05/01/11           117,075
        315  Huntsman Advanced Materials Corp. - 144A*        11.00     07/15/10           359,100
      1,090  Huntsman ICI Chemicals                          10.125     07/01/09         1,114,525
        145  ICI Wilmington Inc.                              4.375     12/01/08           143,474
                                                                                   ---------------
                                                                                         2,857,449
                                                                                   ---------------
             Chemicals: Specialty (1.2%)
        265  FMC Corp.                                        10.25     11/01/09           307,400
        680  ISP Holdings Inc. (Series B)                    10.625     12/15/09           751,400
        225  Koppers Industry Inc.                            9.875     10/15/13           249,750
        195  Millennium America, Inc.                          7.00     11/15/06           200,850
        750  Millennium America, Inc.                          9.25     06/15/08           813,750
        530  Nalco Co. - 144A*                                 7.75     11/15/11           553,850
        600  Nalco Co. - 144A*                                8.875     11/15/13           633,000
        530  Rockwood Specialties, Inc.                      10.625     05/15/11           572,400
        335  Westlake Chemical Corp.                           8.75     07/15/11           369,337
                                                                                   ---------------
                                                                                         4,451,737
                                                                                   ---------------
             Coal (0.0%)
        175  Foundation PA Coal Co - 144A*                     7.25     08/01/14           177,187
                                                                                   ---------------
             Commercial Printing/Forms (0.0%)
      2,700  Premier Graphics Inc. (a) (c)                    11.50     12/01/05                 0
                                                                                   ---------------

             Consumer Sundries (0.1%)
        415  Amscan Holdings, Inc. - 144A*                     8.75     05/01/14           416,037
                                                                                   ---------------
             Consumer/Business Services (0.5%)
        775  Buhrmann US, Inc. - 144A*                         8.25     07/01/14           776,937
        400  Muzak LLC/Muzak Finance Corp.                    9.875     03/15/09           304,000
        690  Muzak LLC/Muzak Finance Corp.                    10.00     02/15/09           610,650
                                                                                   ---------------
                                                                                         1,691,587
                                                                                   ---------------
             Containers/Packaging (0.9%)
        875  Graphic Packaging International Corp.             9.50     08/15/13           966,875
        950  Owens-Illinois Inc.                               7.50     05/15/10           969,000
        320  Pliant Corp. (Issued 04/10/02)                   13.00     06/01/10           294,400
        590  Pliant Corp. (Issued 08/29/00)                   13.00     06/01/10           541,325
        525  Sealed Air Corp - 144A*                          5.625     07/15/13           523,886
                                                                                   ---------------
                                                                                         3,295,486
                                                                                   ---------------
             Department Stores (0.4%)
        520  Federated Department Stores, Inc.                 6.90     04/01/29           550,299
        250  May Department Stores Co., Inc.                   6.70     09/15/28           252,481
         25  May Department Stores Co., Inc.                  7.875     03/01/30            28,838
         50  Penney (J.C.) Co., Inc.                          6.875     10/15/15            52,250
         30  Penney (J.C.) Co., Inc.                           7.95     04/01/17            34,050
        165  Penney (J.C.) Co., Inc.                           8.00     03/01/10           186,037
        210  Penney (J.C.) Co., Inc.                           9.00     08/01/12           253,575
                                                                                   ---------------
                                                                                         1,357,530
                                                                                   ---------------
             Drugstore Chains (0.2%)
         49  CVS Corp. - 144A *                               5.789     01/10/26            48,895
         29  CVS Corp. - 144A*                                6.204     10/10/25            30,053
        460  Rite Aid Corp.                                   7.125     01/15/07           470,350
        170  Rite Aid Corp.                                   8.125     05/01/10           178,925
                                                                                   ---------------
                                                                                           728,223
                                                                                   ---------------
             Electric Utilities (2.9%)
         36  AES Corp. (The)                                  8.875     02/15/11            38,610
         53  AES Corp. (The)                                  9.375     09/15/10            57,770
      1,050  AES Corp. (The) - 144A*                           9.00     05/15/15         1,152,375
        280  Allegheny Energy, Inc.                            7.75     08/01/05           290,500
         20  Appalachian Power Co. (Series H)                  5.95     05/15/33            18,946
        545  Arizona Public Service Co.                        5.80     06/30/14           552,300
        110  Cincinnati Gas & Electric Co.                     5.70     09/15/12           113,589
         55  Cincinnati Gas & Electric Co. (Series A)          5.40     06/15/33            48,450
        145  Cincinnati Gas & Electric Co. (Series B)         5.375     06/15/33           127,252
        495  CMS Energy Corp.                                  7.50     01/15/09           507,375
        295  CMS Energy Corp.                                  8.50     04/15/11           311,225
        150  Columbus Southern Power Co.                       6.60     03/01/33           156,738
        125  Consolidated Natural Gas Co.                      6.25     11/01/11           133,984
         25  Consolidated Natural Gas Co. (Series A)           5.00     03/01/14            24,275
         30  Detroit Edison Co.                               6.125     10/01/10            32,243
        100  Duke Energy Corp.                                 4.50     04/01/10            99,762

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

        185  Entergy Gulf States, Inc.                         3.60     06/01/08           180,458
        340  Exelon Corp.                                      6.75     05/01/11           372,219
        850  FirstEnergy Corp. (Series B)                      6.45     11/15/11           900,380
        100  IPALCO Enterprises, Inc.                         8.625     11/14/11           112,500
        825  Monongahela Power Co.                             5.00     10/01/06           847,436
        640  MSW Energy Holdings/Finance                      7.375     09/01/10           656,000
        140  MSW Energy Holdings/Finance                       8.50     09/01/10           150,500
        735  Nevada Power Co.                                  9.00     08/15/13           823,200
         85  Ohio Power Co. (Series G)                         6.60     02/15/33            88,471
        255  Pacific Gas & Electric                            6.05     03/01/34           246,482
        360  PG&E Corp. - 144A*                               6.875     07/15/08           383,850
        790  PSEG Energy Holdings Inc.                        8.625     02/15/08           861,100
         85  Public Service Electric & Gas Co.                 5.00     01/01/13            84,817
         50  South Carolina Electric & Gas  Co.                5.30     05/15/33            45,416
         25  Southern California Edison Co.(Series D)          5.00     01/15/14            24,738
         55  Texas Eastern Transmission, L.P.                  7.00     07/15/32            59,760
        265  TNP Enterprises Inc. (Series B)                  10.25     04/01/10           287,525
        310  TXU Energy Co.                                    7.00     03/15/13           341,070
        325  Westar Energy Inc.                                6.00     07/01/14           337,242
         55  Wisconsin Electric Power Co.                     5.625     05/15/33            52,328
                                                                                   ---------------
                                                                                        10,520,886
                                                                                   ---------------
             Electrical Products (0.2%)
        105  Cooper Industries Inc.                            5.25     07/01/07           109,871
        500  Rayovac Corp.                                     8.50     10/01/13           531,250
                                                                                   ---------------
                                                                                           641,121
                                                                                   ---------------
             Electronic Equipment/Instruments (0.2%)
        585  Xerox Corp.                                      7.125     06/15/10           602,550
                                                                                   ---------------
             Environmental Services (0.4%)
        350  Allied Waste North America, Inc.                 7.875     04/15/13           367,937
        535  Allied Waste North America, Inc. (Series B)      8.875     04/01/08           585,825
        195  Waste Management, Inc.                            5.00     03/15/14           188,700
        255  Waste Management, Inc.                           6.875     05/15/09           281,631
                                                                                   ---------------
                                                                                         1,424,093
                                                                                   ---------------
             Finance - Consumer (0.1%)
EUR     150  Household Finance Corp.                           6.50     05/05/09           200,505
                                                                                   ---------------
             Finance/Rental/Leasing (1.2%)
$       115  CIT Group Inc.                                   2.875     09/29/06           113,861
         30  CIT Group Inc.                                   7.375     04/02/07            32,861
        300  Countrywide Home Loans, Inc.                      3.25     05/21/08           290,775
      1,210  Ford Motor Credit Co.                             7.25     10/25/11         1,274,322
        540  Ford Motor Credit Co.                            7.375     10/28/09           579,991
        325  MBNA America Bank NA                             7.125     11/15/12           361,197
        185  MBNA Corp.                                       6.125     03/01/13           193,132
        165  SLM Corp.                                         5.00     10/01/13           161,081
        615  United Rentals NA Inc.                            6.50     02/15/12           596,550
        680  United Rentals NA Inc.                            7.75     11/15/13           661,300
                                                                                   ---------------
                                                                                         4,265,070
                                                                                   ---------------
             Financial Conglomerates (1.3%)
        105  AXA Financial Inc.                                6.50     04/01/08           114,714
         85  Bank One Corp.                                    6.00     02/17/09            90,681
        180  Chase Manhattan Corp.                             6.00     02/15/09           192,211
         80  Citicorp                                          6.75     08/15/05            83,467
        155  Citigroup Inc.                                    5.75     05/10/06           162,498
        200  Citigroup Inc.                                   6.625     06/15/32           211,051
         25  General Electric Capital Corp.                    4.25     12/01/10            24,577
        455  General Electric Capital Corp.                    6.75     03/15/32           498,429
         80  General Motors Acceptance Corp.                   4.50     07/15/06            81,156
      2,607  General Motors Acceptance Corp.                  6.875     09/15/11         2,680,001
        290  Prudential Holdings, LLC (Series C) - 144A*      8.695     12/18/23           356,227
        375  Prudential Holdings, LLC (Series B)(FSA) - 144A* 7.245     12/18/23           427,835
                                                                                   ---------------
                                                                                         4,922,847
                                                                                   ---------------
             Food Retail (0.5%)
         75  Albertson's Inc.                                  7.45     08/01/29            82,214
        170  Albertson's, Inc.                                 7.50     02/15/11           192,778
        895  Delhaize America, Inc.                           8.125     04/15/11           996,794
         55  Kroger Co.                                        7.50     04/01/31            61,803
        281  Kroger Co. - 144A*                                8.50     07/15/17           312,873
                                                                                   ---------------
                                                                                         1,646,462
                                                                                   ---------------
             Food: Major Diversified (0.1%)
         45  General Mills Inc.                               3.875     11/30/07            45,086
         65  Kraft Foods Inc.                                  5.25     06/01/07            67,842
        105  Kraft Foods Inc.                                 5.625     11/01/11           108,503
        105  Kraft Foods Inc.                                  6.25     06/01/12           112,255
                                                                                   ---------------
                                                                                           333,686
                                                                                   ---------------
             Food: Meat/Fish/Dairy (1.1%)
        545  Michael Foods Inc. (Series B)                     8.00     11/15/13           570,887
      1,220  Pilgrim's Pride Corp.                            9.625     09/15/11         1,363,350
        345  PPC Escrow Corp.                                  9.25     11/15/13           372,600
      1,415  Smithfield Foods Inc.                            7.625     02/15/08         1,496,362
        100  Smithfield Foods Inc. (Series B)                  8.00     10/15/09           109,000
                                                                                   ---------------
                                                                                         3,912,199
                                                                                   ---------------

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

             Forest Products (0.3%)
         10  Weyerhaeuser Co.                                  6.00     08/01/06            10,529
         65  Weyerhaeuser Co.                                 6.125     03/15/07            69,216
        945  Weyerhaeuser Co.                                  6.75     03/15/12         1,034,745
                                                                                   ---------------
                                                                                         1,114,490
                                                                                   ---------------
             Gas Distributors (0.5%)
        900  Dynegy Holdings, Inc.                            6.875     04/01/11           814,500
        595  Dynegy Holdings, Inc. - 144A*                    9.875     07/15/10           653,012
        480  Pacific Energy Partner/Finance - 144A*           7.125     06/15/14           496,800
         30  Panhandle Eastern Pipe Line Co. (Series B)        2.75     03/15/07            28,943
                                                                                   ---------------
                                                                                         1,993,255
                                                                                   ---------------
             Home Building (0.4%)
        305  D.R. Horton, Inc.                                6.875     05/01/13           320,250
        440  Tech Olympic USA, Inc.                          10.375     07/01/12           467,500
        530  Tech Olympic USA, Inc. (Issued 02/03/03)          9.00     07/01/10           548,550
        225  Tech Olympic USA, Inc. (Issued 11/27/02)          9.00     07/01/10           232,875
                                                                                   ---------------
                                                                                         1,569,175
                                                                                   ---------------
             Home Furnishings (0.1%)
        115  Mohawk Industries Inc.                            7.20     04/15/12           128,826
        245  Tempur-Pedic Inc.                                10.25     08/15/10           277,156
                                                                                   ---------------
                                                                                           405,982
                                                                                   ---------------
             Home Improvement Chains (0.1%)
        300  Buildings Materials Corp. - 144A*                 7.75     08/01/14           300,750
        100  Lowe's Companies, Inc.                            6.50     03/15/29           106,581
                                                                                   ---------------
                                                                                           407,331
                                                                                   ---------------
             Hospital/Nursing Management (0.6%)
        805  HCA, Inc.                                         7.19     11/15/15           845,852
        125  HCA, Inc.                                         7.58     09/15/25           124,269
        350  Medcath Holdings Corp. - 144A*                   9.875     07/15/12           357,875
         90  Tenet Healthcare Corp.                           6.875     11/15/31            71,100
        630  Tenet Healthcare Corp.                           7.375     02/01/13           585,900
        265  Tenet Healthcare Corp. - 144A*                   9.875     07/01/14           276,594
                                                                                   ---------------
                                                                                         2,261,590
                                                                                   ---------------
             Hotels/Resorts/Cruiselines (0.7%)
        245  Hilton Hotels Corp.                              7.625     12/01/12           271,644
        255  Hilton Hotels Corp.                               7.95     04/15/07           277,950
        715  Horseshoe Gaming Holding Corp. (Series B)        8.625     05/15/09           749,856
        155  Hyatt Equities LLC - 144A*                       6.875     06/15/07           165,249
        200  Marriott International, Inc. (Series E)           7.00     01/15/08           218,099
         60  Starwood Hotels & Resorts Worldwide Inc.         7.375     05/01/07            63,600
        915  Starwood Hotels & Resorts Worldwide Inc.         7.875     05/01/12           990,488
                                                                                   ---------------
                                                                                         2,736,886
                                                                                   ---------------
             Household/Personal Care (0.2%)
        585  Prestige Brands, Inc. - 144A*                     9.25     04/15/12           596,700
                                                                                   ---------------
             Industrial Conglomerates (0.0%)
        150  Honeywell International, Inc.                    6.125     11/01/11           162,049
                                                                                   ---------------
             Industrial Machinery (0.0%)
        110  Flowserve Corp.                                  12.25     08/15/10           125,125
                                                                                   ---------------
             Industrial Specialties (0.7%)
      1,180  Johnsondiversy, Inc.                             9.625     05/15/12         1,303,900
        305  Tekni-Plex Inc. - 144A*                           8.75     11/15/13           296,994
        650  Tekni-Plex Inc. (Series B)                       12.75     06/15/10           643,500
        430  UCAR Finance, Inc.                               10.25     02/15/12           483,750
                                                                                   ---------------
                                                                                         2,728,144
                                                                                   ---------------
             Information Technology Services (0.0%)
         90  Electronic Data Systems Corp.                    7.125     10/15/09            94,102
         85  Electronic Data Systems Corp.                     6.00     08/01/13            82,083
                                                                                   ---------------
                                                                                           176,185
                                                                                   ---------------
             Insurance Brokers/Services (0.3%)
        195  Farmers Exchange Capital - 144A*                  7.05     07/15/28           191,550
        780  Farmers Insurance Capital - 144A*                8.625     05/01/24           895,118
                                                                                   ---------------
                                                                                         1,086,668
                                                                                   ---------------
             Integrated Oil (0.0%)
         60  Amerada Hess Corp.                                6.65     08/15/11            64,435
         95  Amerada Hess Corp.                               7.875     10/01/29           104,939
                                                                                   ---------------
                                                                                           169,374
                                                                                   ---------------
             Internet Software/Services (0.0%)
        675  Exodus Communications, Inc. (a) (c)             11.625     07/15/10                 0
                                                                                   ---------------
             Investment Banks/Brokers (0.4%)
EUR     160  Goldman Sachs Group Inc.                         6.500     10/06/10           215,695
$        80  Goldman Sachs Group Inc.                          6.60     01/15/12            87,117
        310  Goldman Sachs Group Inc.                         6.875     01/15/11           343,480
        950  Refco Finance Holdings - 144A*                    9.00     08/01/12           954,750
                                                                                   ---------------
                                                                                         1,601,042
                                                                                   ---------------
             Life/Health Insurance (0.1%)
        200  John Hancock Financial Services, Inc.            5.625     12/01/08           211,642
                                                                                   ---------------
             Major Banks (0.2%)
         55  Bank of New York Co., Inc.                        5.20     07/01/07            57,603
         30  Chase Manhattan Corp.                             7.00     11/15/09            33,603

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

         75  Citicorp                                         6.375     11/15/08            81,335
        145  FleetBoston Financial Corp.                       7.25     09/15/05           152,449
        170  Household Finance Corp.                           6.75     05/15/11           187,532
         90  Household Finance Corp.                          4.125     12/15/08            89,509
         60  Household Finance Corp.                          5.875     02/01/09            63,866
        120  Household Finance Corp.                           6.40     06/17/08           129,990
                                                                                   ---------------
                                                                                           795,887
                                                                                   ---------------
             Managed Health Care (0.3%)
        910  Aetna, Inc.                                      7.875     03/01/11         1,058,637
        100  Wellpoint Health Network, Inc.                   6.375     06/15/06           105,691
                                                                                   ---------------
                                                                                         1,164,328
                                                                                   ---------------
             Media Conglomerates (0.4%)
        390  News America Inc.                                 7.30     04/30/28           428,561
         80  News America Holdings, Inc.                       7.75     02/01/24            91,351
        280  News America Holdings, Inc.                      8.875     04/26/23           352,871
         75  News America Inc.                                7.125     04/08/28            80,825
        150  Time Warner, Inc.                                6.625     05/15/29           148,450
        360  Time Warner, Inc.                                7.625     04/15/31           397,247
                                                                                   ---------------
                                                                                         1,499,305
                                                                                   ---------------
             Medical Distributors (0.3%)
      1,045  AmerisourceBergen Corp.                          8.125     09/01/08         1,141,663
                                                                                   ---------------
             Medical Specialties (0.0%)
        135  National Nephrology Assoc. Inc. - 144A*           9.00     11/01/11           156,431
                                                                                   ---------------
             Medical/Nursing Services (0.3%)
      1,020  Fresenius Medical Care Capital Trust             7.875     06/15/11         1,088,850
        150  Fresenius Medical Care Capital Trust II
               (Units)++                                      7.875     02/01/08           159,000
                                                                                   ---------------
                                                                                         1,247,850
                                                                                   ---------------
             Metal Fabrications (0.3%)
        335  General Cable Corp.                               9.50     11/15/10           366,825
        820  Trimas Corp.                                     9.875     06/15/12           861,000
                                                                                   ---------------
                                                                                         1,227,825
                                                                                   ---------------
             Miscellaneous Commercial Services (0.4%)
        500  Iron Mountain Inc.                                7.75     01/15/15           513,750
        815  Iron Mountain Inc.                               8.625     04/01/13           879,181
                                                                                   ---------------
                                                                                         1,392,931
                                                                                   ---------------
             Miscellaneous Manufacturing (0.2%)
        665  Amsted Industries Inc. - 144A*                   10.25     10/15/11           721,525
                                                                                   ---------------
             Motor Vehicles (0.4%)
        260  DaimlerChrysler North American Holdings Co.       7.20     09/01/09           285,976
        650  DaimlerChrysler North American Holdings Co.       7.30     01/15/12           717,438
         80  DaimlerChrysler North American Holdings Co.       8.50     01/18/31            94,198
EUR     200  General Motors Corp.                             8.375     07/05/33           263,733
                                                                                   ---------------
                                                                                         1,361,345
                                                                                   ---------------
             Movies/Entertainment (0.1%)
$       335  Cinemark, Inc. - 144A*                          9.75++     03/15/14           222,775
                                                                                   ---------------

             Multi-Line Insurance (0.4%)
        635  AIG Sun America Global Finance  - 144A*           6.30     05/10/11           689,549
        105  American General Finance Corp.                   4.625     09/01/10           104,670
        120  Hartford Financial Services Group, Inc.          2.375     06/01/06           118,452
         25  Hartford Financial Services Group, Inc.           7.90     06/15/10            29,171
         90  International Lease Finance Corp.                 2.95     05/23/06            89,616
         65  International Lease Finance Corp.                 3.75     08/01/07            65,008
        285  Nationwide Mutual Insurance Co. - 144A*           8.25     12/01/31           341,022
                                                                                   ---------------
                                                                                         1,437,488
                                                                                   ---------------
             Oil & Gas Pipelines (1.0%)
      1,415  El Paso Production Holdings                       7.75     06/01/13         1,354,863
        363  GulfTerra Energy Partners, L.P.                   8.50     06/01/10           399,300
        279  GulfTerra Energy Partners, L.P.                 10.625     12/01/12           336,195
         75  Northwest Pipeline Corp.                         8.125     03/01/10            83,531
        140  Southern Natural Gas                             8.875     03/15/10           155,050
        120  Transcontinental Gas Pipe Line Corp. (Series B)  8.875     07/15/12           140,400
      1,235  Williams Companies, Inc. (The)                   7.875     09/01/21         1,253,525
                                                                                   ---------------
                                                                                         3,722,864
                                                                                   ---------------
             Oil & Gas Production (1.7%)
        910  Chesapeake Energy Corp.                           7.50     09/15/13           971,425
        870  Hilcorp Energy/Finance - 144A*                   10.50     09/01/10           961,350
        420  Kerr-McGee Corp.                                 6.875     09/15/11           456,917
        240  Magnum Hunter Resources, Inc.                     9.60     03/15/12           266,400
        900  Pemex Project Funding Master Trust               9.125     10/13/10         1,046,250
        870  Pemex Project Funding Master Trust - 144A*        2.82     06/15/10           883,050
        300  Plains E & P Corp. - 144A*                       7.125     06/15/14           309,750
      1,280  Vintage Petroleum, Inc.                          7.875     05/15/11         1,331,200
                                                                                   ---------------
                                                                                         6,226,342
                                                                                   ---------------
             Oil Refining/Marketing (0.6%)
        355  CITGO Petroleum Corp.                           11.375     02/01/11           413,575
      1,050  Husky Oil Ltd.                                    8.90     08/15/28         1,192,863
         70  Marathon Oil Corp.                               5.375     06/01/07            73,311

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

        565  Tesoro Petroleum Corp.                           9.625     04/01/12           648,338
                                                                                   ---------------
                                                                                         2,328,087
                                                                                   ---------------
             Oilfield Services/Equipment (0.5%)
        475  BRL Universal Equipment Corp.                    8.875     02/15/08           511,219
        140  Hanover Compress Co.                             8.625     12/15/10           149,100
        190  Hanover Compress Co.                              9.00     06/01/14           200,925
        190  Hanover Equipment Trust 2001 A (Series A)         8.50     09/01/08           203,775
        675  Hanover Equipment Trust 2001 B (Series B)         8.75     09/01/11           730,688
                                                                                   ---------------
                                                                                         1,795,707
                                                                                   ---------------
             Other Transportation (0.3%)
        880  Laidlaw International Inc.                       10.75     06/15/11           979,000
                                                                                   ---------------
             Pharmaceuticals: Major (0.0%)
        105  Schering-Plough Corp.                             5.30     12/01/13           105,174
                                                                                   ---------------
             Pharmaceuticals: Other (0.1%)
        220  Leiner Health Products Inc. - 144A*              11.00     06/01/12           229,900

             Publishing: Books/Magazines (1.1%)
        540  Dex Media East/Finance                          12.125     11/15/12           642,600
      1,035  Dex Media Inc. - 144A*                          9.00++     11/15/13           724,500
        555  Dex Media West LLC                               9.875     08/15/13           628,538
        200  Houghton Mifflin Co.                           11.50++     10/15/13           115,000
        775  Houghton Mifflin Co.                             9.875     02/01/13           800,188
        223  PEI Holdings, Inc.                               11.00     03/15/10           259,795
        985  PRIMEDIA, Inc.                                   8.875     05/15/11           972,688
                                                                                   ---------------
                                                                                         4,143,309
                                                                                   ---------------
             Pulp & Paper (0.6%)
        595  Georgia-Pacific Corp.                            8.875     02/01/10           685,738
        110  International Paper Co.                           4.25     01/15/09           108,704
      3,500  TJIWI Kimia FN Mauritius                         10.00     08/01/04         1,312,500
                                                                                   ---------------
                                                                                         2,106,942
                                                                                   ---------------
             Railroads (0.0%)
         65  Union Pacific Corp.                              3.625     06/01/10            61,169
         60  Union Pacific Corp.                               6.79     11/09/07            65,363
                                                                                   ---------------
                                                                                           126,532
                                                                                   ---------------
             Real Estate Development (0.6%)
        485  CB Richard Ellis Services, Inc.                  11.25     06/15/11           557,750
        359  CBRE Escrow Inc.                                  9.75     05/15/10           396,695
        555  LNR Property Corp.                               7.625     07/15/13           557,775
        235  World Financial Properties - 144A*                6.91     09/01/13           257,965
        239  World Financial Properties - 144A*                6.95     09/01/13           263,965
                                                                                   ---------------
                                                                                         2,034,150
                                                                                   ---------------
             Real Estate Investment Trusts (0.4%)
        515  EOP Operating LP                                 6.763     06/15/07           555,282
        173  HMH Properties, Inc. (Series B)                  7.875     08/01/08           178,623
        480  Host Marriott LP                                 7.125     11/01/13           480,000
         55  Rouse Co.                                        3.625     03/15/09            52,736
         30  Rouse Co.                                        5.375     11/26/13            29,438
                                                                                   ---------------
                                                                                         1,296,079
                                                                                   ---------------
             Savings Banks (0.2%)
        535  Washington Mutual Inc.                            8.25     04/01/10           626,741
                                                                                   ---------------

             Services To The Health Industry (0.3%)
        300  Anthem Insurance  - 144A*                        9.125     04/01/10           370,295
        570  Team Health, Inc. - 144A*                         9.00     04/01/12           555,750
                                                                                   ---------------
                                                                                           926,045
                                                                                   ---------------
             Specialty Stores (0.7%)
        715  Autonation, Inc.                                  9.00     08/01/08           811,525
        460  General Nutrition Center - 144A*                  8.50     12/01/10           468,050
        630  Petro Stopping Centers/ Financial Corp.           9.00     02/15/12           642,600
        670  Sonic Automotive, Inc.                           8.625     08/15/13           691,775
                                                                                   ---------------
                                                                                         2,613,950
                                                                                   ---------------
             Specialty Telecommunications (1.0%)
        740  American Tower Corp.                             9.375     02/01/09           793,650
        470  American Tower Corp. - 144A*                      7.50     05/01/12           464,125
        530  PanAmsat Corp.                                    9.00     08/15/14           538,281
        660  Qwest Communications International - 144A*     4.75***     02/15/09           633,600
        145  Qwest Corp.                                      5.625     11/15/08           143,550
        975  Qwest Services Corp. - 144A*                     13.00     12/15/07         1,118,813
                                                                                   ---------------
                                                                                         3,692,019
                                                                                   ---------------
             Steel (0.2%)
        750  United States Steel Corp.                         9.75     05/15/10           838,125
                                                                                   ---------------
             Telecommunication Equipment (0.1%)
      1,113  Satelites Mexicanos SA (a)(c)                   10.125     11/01/04           484,155
                                                                                   ---------------
             Telecommunications (0.7%)
EUR     110  AT&T Corp.                                       6.500     11/21/06           139,447
$       180  AT&T Corp.                                        8.75     11/15/31           179,629
      1,360  Primus Telecommunications Group, Inc.             8.00     01/15/14         1,013,200
      4,679  Rhythms Netconnections, Inc. (a)(c)              12.75     04/15/09                 0
        480  Sprint Capital Corp.                              8.75     03/15/32           583,351
      1,200  Startec Global Communications Corp.(a)(c)        12.00     05/15/08                 0

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

        635  Verizon Global Funding Corp.                      7.75     12/01/30           730,806
                                                                                   ---------------
                                                                                         2,646,433
                                                                                   ---------------
             Tobacco (0.1%)
         85  Altria Group, Inc.                                7.00     11/04/13            87,891
        105  Altria Group, Inc.                                7.75     01/15/27           108,353
                                                                                   ---------------
                                                                                           196,244
                                                                                   ---------------
             Trucks/Construction/Farm Machinery (0.4%)
        965  Manitowoc Inc. (The)                             10.50     08/01/12         1,107,338
        230  NMHG Holding Co.                                 10.00     05/15/09           254,150
                                                                                   ---------------
                                                                                         1,361,488
                                                                                   ---------------
             Wholesale Distributors (0.4%)
        790  Fisher Scientific International Inc.             8.125     05/01/12           868,013
        625  Nebraska Book Company, Inc.                      8.625     03/15/12           621,875
                                                                                   ---------------
                                                                                         1,489,888
                                                                                   ---------------
             Wireless Telecommunications (1.2%)
        260  AT&T Wireless Services, Inc.                      8.75     03/01/31           324,576
        935  Centennial Communications Corp. - 144A*          8.125     02/01/14           871,888
        765  Metropcs Inc.                                    10.75     10/01/11           799,425
        385  Rural Cellular Corp - 144A*                    6.02***     03/15/10           397,513
        955  SBA Communications Corp.                         10.25     02/01/09           993,200
        200  SBA Telecomm/SBA Comm                           9.75++     12/15/11           152,500
        240  Ubiquitel Operating Co.                        14.00++     04/15/10           242,400
        480  US Unwired Inc. - 144A*                          10.00     06/15/12           490,800
                                                                                   ---------------
                                                                                         4,272,302
                                                                                   ---------------
             TOTAL CORPORATE BONDS                                                     140,896,042
               (Cost $ 155,911,773)                                                ---------------

                     MORTGAGE-BACKED SECURITIES (29.3%)
                     Federal Home Loan Mortgage Corp. (4.7%)
     10,600  ...........................................       6.00        **           10,871,625
        420  ...........................................       6.50    11/01/13-
                                                                        09/01/33           440,369
      2,050  ...........................................       7.50        **            2,197,984
      3,316  ...........................................       7.50    04/01/28-
                                                                        05/01/33         3,560,410
         66  ...........................................       8.00    10/01/24-
                                                                        06/01/25            72,465
                                                                                   ---------------
                                                                                        17,142,853
                                                                                   ---------------
             Federal National Mortgage Assoc. (22.0%)

      9,500  ...........................................       4.50        **            9,215,688
      2,450  ...........................................       5.00        **            2,459,953
     19,650  ...........................................       5.50        **           19,748,766
      8,400  ...........................................       6.00        **            8,717,563
          3  ...........................................       6.00     04/01/13             3,430
      6,800  ...........................................       6.50        **            7,097,500
     17,247  ...........................................       6.50    05/01/28-
                                                                        12/01/33        18,026,618
      7,436  ...........................................       7.00    08/01/08-
                                                                        12/01/32         7,875,131
      1,697  ...........................................       7.50    12/01/22-
                                                                        02/01/32         1,823,321
      4,128  ...........................................       8.00    06/01/22-
                                                                        08/01/31         4,487,076
        832  ...........................................       8.50    05/01/20-
                                                                        05/01/25           916,617
                                                                                   ---------------
                                                                                        80,371,662
                                                                                   ---------------
             Government National Mortgage Assoc. (2.5%)
      2,275  ...........................................       5.50        **            2,288,508
      3,350  ...........................................       6.00        **            3,445,266
      2,082  ...........................................       7.50    05/15/17-
                                                                        11/15/26         2,246,801
        903  ...........................................       8.00    01/15/22-
                                                                        05/15/30           993,090
        198  ...........................................       8.50    08/15/22-
                                                                        12/15/24           218,308
                                                                                   ---------------
                                                                                         9,191,972
                                                                                   ---------------
             Government National Mortgage Assoc. II (0.1%)
        259  ...........................................       7.50     07/20/25           279,281
                                                                                   ---------------
             TOTAL MORTGAGE-BACKED SECURITIES
             (Cost  $105,801,672)                                                      106,985,768
                                                                                   ---------------
             U.S. GOVERNMENT AGENCY & OBLIGATIONS (17.8%)
        595  Federal Home Loan Mortgage Corp. (0.2%)          5.125     11/07/13           591,397

             U. S. Treasury Bonds (2.3%)
      6,200  ...........................................      6.125     08/15/29         6,916,150
      1,150  ...........................................      8.125     08/15/19         1,523,841

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

             U. S. Treasury Notes (14.0%)
     14,000  ...........................................      5.875     11/15/04        14,176,106
     26,000  ...........................................       6.00     08/15/04        26,051,818
      3,000  ...........................................       6.75     05/15/05         3,112,032
      5,505  ...........................................       8.75    05/15/20-
                                                                        08/15/20         7,708,601

             U. S. Treasury Strips (1.3%)
      2,350  ...........................................       0.00     02/15/25           755,934
      1,500  ...........................................       0.00     05/15/25           473,974
     11,000  ...........................................       0.00    02/15/25-
                                                                        11/15/25         3,496,950
                                                                                   ---------------
             TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS
             (Cost $  65,071,465)                                                       64,806,803
                                                                                   ---------------
             ASSET BACKED SECURITIES ( 1.4%)
             Finance/Rental/Leasing ( 1.4%)
      5,000  Targeted Return 144A* (Cost $5,118,750)           8.22     08/01/15         5,221,750
                                                                                   ---------------

             TOTAL UNITED STATES (Cost $ 331,903,660 )                                 317,910,363
                                                                                   ---------------
             TOTAL GOVERNMENT & CORPORATE BONDS
             (Cost $  423,780,930)                                                     413,221,193

 NUMBER
OF SHARES
---------

             COMMON STOCKS (E) (0.6%)

             Aerospace & Defense  -- (0.0%)
     13,038  Orbital Sciences Corp. (d)                                                    149,285
                                                                                   ---------------
             Apparel/Footwear Retail  -- (0.0%)
  1,310,596  County Seat Stores Corp. (d)                                                        0
                                                                                   ---------------
             Casino/Gaming  -- (0.0%)
     10,773  Fitzgerald Gaming Corp. +                                                           0
                                                                                   ---------------
             Consumer/Business Services  -- (0.2%)
     28,780  Anacomp, Inc. (Class A) (d)                                                   597,185
                                                                                   ---------------
             Food: Specialty/Candy  -- (0.0%)
      2,423  SFAC New Holdings Inc. (d)                                                          0
        445  SFFB New Holdings Inc. (d)                                                          0
    198,750  Specialty Foods Acquisition Corp. - 144A*                                           0
                                                                                   ---------------
                                                                                                 0
                                                                                   ---------------
             Medical/Nursing Services  -- (0.0%)
    512,862  Raintree Healthcare Corp. (d)                                                       0
                                                                                   ---------------
             Restaurants  -- (0.1%)
      6,000  American Restaurant Group Holdings, Inc. - 144A*                                    0
     37,319  American Restaurant Group, Inc.                                                     0
      4,383  American Restaurant Group, Inc.                                                     0
     95,844  Catalina Restaurant Group, Inc. (d)                                           191,688
                                                                                   ---------------
                                                                                           191,688
                                                                                   ---------------
             Specialty Telecommunications  -- (0.0%)
     12,688  Birch Telecom Inc. (d)                                                              0
    133,935  PFB Telecom NV (Series B) (d)                                                       0
      2,702  Viatel Holdings Bermuda Ltd. (d)                                                2,567
                                                                                   ---------------
                                                                                             2,567
                                                                                   ---------------
             Textiles  -- (0.0%)
    298,462  U.S. Leather, Inc. (d)                                                              0
                                                                                   ---------------
             Wireless Telecommunications  -- (0.3%)
        677  Arch Wireless, Inc. (Class A)                                                  19,098
     28,266  NII Holdings, Inc. (Class B)                                                1,074,674
     43,277  Vast Solutions, Inc. (Class B1) (d)                                                 0
     43,277  Vast Solutions, Inc. (Class B2) (d)                                                 0
     43,277  Vast Solutions, Inc. (Class B3) (d)                                                 0
                                                                                   ---------------
                                                                                         1,093,772
                                                                                   ---------------
             TOTAL COMMON STOCKS
             (Cost $63,907,257)                                                          2,034,497
                                                                                   ---------------
             CONVERTIBLE PREFERRED STOCKS (0.0%)
             Oil & Gas Production  -- (0.0%)
      5,000  XCL Ltd. (Units) +/+  - 144A*  (e)                                                  0
        989  XCL Ltd. - 144A*  (e)                                                               0
                                                                                   ---------------
                                                                                                 0
                                                                                   ---------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $  1,000,778)                                                                 0
                                                                                   ---------------

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

             NON-CONVERTIBLE PREFERRED STOCKS (0.6%)

             Broadcasting (0.3%)
        116  Paxson Communications Corp.                                                 1,009,163

             Electric Utilities (0.3%)
        808  TNP Enterprises, Inc. (Series D) +                                            967,580

             Restaurants (0.0%)
        163  Catalina Restaurant Group, Inc. (Units) ++                                    146,700
                                                                                   ---------------
             TOTAL NON-CONVERTIBLE PREFERRED STOCKS
             (Cost $ 2,079,812)                                                          2,123,443
                                                                                   ---------------

 NUMBER OF                                                          EXPIRATION
 WARRANTS                                                              DATE
-----------                                                        -------------
             WARRANTS (E) (0.0%)
             Broadcasting 0.0%

      4,000  UIH Australia/Pacific Inc.                                 05/15/06                 0
                                                                                   ---------------
             Casino/Gaming 0.0%
     68,000  Aladdin Gaming Enterprises, Inc. - 144A*                   03/01/10                 0
      3,250  Resort At Summerlin LP - 144A*                             12/15/07                 0
                                                                                   ---------------
             Electric Utilities 0.0%
        965  TNP Enterprises, Inc. - 144A*                              04/01/11            29,191
                                                                                   ---------------
             Restaurants 0.0%
      1,500  American Restaurant Group Holdings, Inc. - 144A*           08/15/08                 0
     40,750  Catalina Restaurant Group, Inc. (d)                        07/10/12                 0
                                                                                   ---------------
                                                                                                 0
                                                                                   ---------------
             Telecommunications 0.0%
      1,200  Startec Global Communications Corp. - 144A*                05/15/08                 0
                                                                                   ---------------
             TOTAL WARRANTS
             (Cost $  53,677)                                                               29,191
                                                                                   ---------------

 PRINCIPAL
 AMOUNT IN                                                            COUPON        MATURITY
 THOUSANDS                                                             RATE           DATE
-----------                                                        -------------  -------------
             SHORT-TERM INVESTMENTS (2.9%)
             U.S. GOVERNMENT OBLIGATIONS (F) (0.4%)

$       900  U.S. Treasury Bill (b)                                         0.98       09/23/04                       898,677
        350  U.S. Treasury Bill (b)                                        1.089       09/23/04                       349,429
        150  U.S. Treasury Bill (b)                                        1.645       01/13/05                       148,876
                                                                                                              ---------------
             TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $ 1,396,967)                                                   1,396,982
                                                                                                              ---------------
             REPURCHASE AGREEMENT (2.5%)
      9,199  Joint repurchase agreement account
             (dated 07/30/04; proceeds $ 9,200,039) (g)
             (Cost $ 9,199,000)                                            1.355       08/02/04                     9,199,000
                                                                                                              ---------------
             TOTAL SHORT-TERM INVESTMENTS (Cost $ 10,595,967)                                                      10,595,982
                                                                                                              ---------------
             TOTAL INVESTMENTS
             (Cost $ 501,418,421)(h)(i)                                                              117.3        428,004,306
                                                                                               ------------   ---------------
             LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (17.3)       (63,085,218)
                                                                                               ------------   ---------------
             NET ASSETS                                                                              100.0%     $ 364,919,088
                                                                                               ============   ===============

MORGAN STANLEY FLEXIBLE INCOME TRUST
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (unaudited)

-----------------------------

        FSA  Financial Security Assurance.

          *  Resale is restricted to qualified institutional investors.

         **  Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.

        ***  Floating rate security. Rate shown is the rate in effect at July
             31, 2004.

      [+/+]  Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.

        (+)  Payment-in-kind security.

          +  Resale is restricted; acquired (12/22/98) at a cost basis of $
             48,586.

         ++  Currently a zero coupon bond and will pay interest at the rate shown at a future date.

        (a)  Issuer in bankruptcy.

        (b)  All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $ 491,124.

        (c)  Non-income producing security; bond in default.

        (d)  Acquired through exchange offer.

        (e)  Non-income producing securities.

        (f)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

        (g)  Collateralized by federal agency and U.S. Treasury obligations.

        (h)  Securities have been designated as collateral in an amount equal to
             $ 143,507,275 in connection with securities purchased on a forward commitment basis, forward foreign currency contracts and open futures contracts.

        (i)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 13,207,558 and the aggregate gross unrealized depreciation is $ 86,621,673, resulting in net unrealized
             depreciation of $ 73,414,115.

MORGAN STANLEY FLEXIBLE INCOME TRUST
FUTURES CONTRACTS OPEN AT JULY 31, 2004:

NUMBER OF      LONG/          DESCRIPTION, DELIVERY                   UNDERLYING FACE          UNREALIZED
CONTRACTS      SHORT             MONTH AND YEAR                       AMOUNT AT VALUE         DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

   602         Short     US Treasury Note 5 Year, Sept. 2004              $65,919,000           ($997,909)

   107         Short     US Treasury Note 2 Year, Sept. 2004              $11,846,906           ($262,298)

    14         Short     US Treasury Bond 30 year, Sept. 2004              $1,515,063            ($22,039)

     1         Short     Euro Bond Sept. 2004                                $137,351             ($2,298)
                                                                                         ----------------

                         Net unrealized deppreciation                                  $      ($1,284,544)
                                                                                         ================

Forward Foreign Currency Contracts Open at July 31, 2004:

                                                                                               UNREALIZED APPRECIATION
         CONTRACTS TO DELIVER              IN EXCHANGE FOR               DELIVERY DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------

      CHF               360,000            $       291,734                    10/22/04                10,048
      DKK             7,800,000            $     1,257,821                    09/20/04                (2,061)
      EUR             3,645,000            $     4,468,770                    10/26/04                91,781
      JPY           146,000,000            $     1,334,552                    08/10/04                20,878
                                                                                            ----------------

              Net unrealized appreciation                                                            120,646
                                                                                            ================

Currency Abbreviations
--------------------------------------------------
AUD                      Australian Dollar.
CAD                      Canadian Dollar.
DKK                      Danish Krone.
EUR                      Euro.
JPY                      Japanese Yen.
SEK                      Swedish Krona.
CHF                      Swiss Franc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

                                        3